Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825 (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2015	Mar. 31, 2014
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		¥ 42,467	¥ 34,563
Investments		5,647	4,040
Loans, net of allowance for loan losses	[1]	77,458	72,801
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		42,100	44,124
Interest-bearing deposits		99,272	88,744
Due to trust accounts		1,241	742
Other short-term borrowings		1,583	6,024
Long-term debt		13,819	9,176
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		42,467	34,563
Investments		5,678	4,058
Loans, net of allowance for loan losses	[1]	78,603	73,975
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		42,100	44,124
Interest-bearing deposits		99,239	88,705
Due to trust accounts		1,241	742
Other short-term borrowings		1,583	6,024
Long-term debt		14,030	9,441
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,152	1,437
Investments		5,678	4,058
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		14,481	13,543
Interest-bearing deposits		41,334	37,394
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		41,315	33,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		27,619	30,581
Interest-bearing deposits		57,905	51,311
Due to trust accounts		1,241	742
Other short-term borrowings		1,583	6,024
Long-term debt		13,271	8,600
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	78,603	73,975
Financial liabilities:
Long-term debt		¥ 759	¥ 841

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.